Note 7 - Stock-based Compensation Expense - Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2024
Weighted average risk-free interest rates	3.80%
Expected dividend yield	0.00%
Expected life of option (in yrs) (Year)	7 years
Expected volatility	204.20%